Annual Total Returns [BarChart] - First Trust Latin America AlphaDEX Fund - First Trust Latin America AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2012	13.35%
2013	(10.17%)
2014	(15.80%)
2015	(29.08%)
2016	42.81%
2017	20.50%
2018	(7.50%)
2019	26.26%
2020	(12.32%)